S000093945 [Member] Investment Objectives and Goals - AB Core Bond ETF	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB Core Bond ETF (successor to Bernstein Intermediate Duration Institutional Portfolio)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to provide safety of principal and a moderate to high rate of current income.